Equity reserves	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [Abstract]
Equity reserves [Text Block]

14) Equity reserves

During the year ended December 31, 2024, the Company recognized a net share-based payment expense related to the vesting and forfeiture of stock options and RSUs granted to the Company's directors, officers, employees and consultants of $1,321 (year ended December 31, 2023 - expense recovery of $362). The total share-based payment amount was charged to operations.

	RSUs		Options				Warrants
				Weighted				Weighted
				average				average
				exercise				exercise			Total
	Number	Value	Number		price	Value	Number		price	Value	value
December 31, 2022	200	$1,440	1,008	C$	12.55	$5,899	342	C$	13.00	$6,799	$14,138
Granted[1]	230	891	424		6.60	901	-		-	-	1,792
Exercised	(63)	(649)	-		-	-	-		-	-	(649)
Expired	-	-	(29)		(24.00)	(365)	-		-	-	(365)
Forfeited	(150)	(852)	(513)		(11.26)	(1,786)	(14)		-	(78)	(2,716)
December 31, 2023	217	$830	890	C$	10.08	$4,649	328	C$	13.00	$6,721	$12,200
Granted[1]	-	308	1,618		2.51	1,504	-		-	-	1,812
Exercised	(83)	(693)	-		-	-	-		-	-	(693)
Expired	-	-	(32)		(30.40)	(544)	-		-	-	(544)
Forfeited	(64)	(205)	(332)		(6.22)	(717)	-		-	-	(922)
December 31, 2024	70	$240	2,144	C$	4.66	$4,892	328	C$	13.00	$6,721	$11,853

1. Value includes amounts relating to all outstanding grants.

a) RSUs

During the year ended December 31, 2024, the Company granted nil RSUs to officers and employees of the Company.

During the year ended December 31, 2023, the Company granted 230 RSUs to officers and employees of the Company. These RSUs vest over time, with one-third vesting during each of the years 2024, 2025 and 2026.

b) Stock options

The remaining weighted average contractual life of options outstanding at December 31, 2024 was 3.8 years (December 31, 2023 - 3.1 years).

				Weighted		Weighted		Weighted
				average		average		average
		No.	No.	remaining		exercise		grant date
	Range of prices	outstanding	exercisable	life (years)		price		share price
C$	2.51 - 5.00	1,484	688	4.6	C$	2.51	C$	2.51
	5.01 - 10.00	490	366	2.3		6.76		6.76
	15.01 - 19.52	170	157	1.7		17.43		17.43
		2,144	1,211		C$	4.66

During the year ended December 31, 2024, the Company granted 1,618 (year ended December 31, 2023 - 424) stock options with a weighted average exercise price of C$2.51. The options vest over time, with one- third of a grant of 1,066 vesting during each of the three month periods ending September 30, 2025, 2026 and 2027. A grant of 552 vested immediately.

The estimated weighted average grant date fair value for these grants was C$1.46 per stock option, as determined using the Black-Scholes valuation model and the following assumptions: risk free interest rate - 3.46% and 3.02%, expected life in years - 5, expected volatility - 66.7% and 66.9%, expected dividends - 0% and expected forfeiture rate - 0%.

c) Warrants

No.	No.	Grant	Expiry	Exercise
outstanding	exercisable	Date	Date		price
328	328	12/07/20	12/08/25	C$	13.00
328	328			C$	13.00